Accounting Policies (Tables)	12 Months Ended
Apr. 30, 2017
Accounting Policies [Abstract]
Schedule of share-based payments
The following table summarizes amounts related to share-based payments.

	Year Ended April 30,
	2017		2016	2015
Share-based compensation expense included in SD&A	$22.3		$26.3	$22.3
Share-based compensation (benefit) expense included in other special project costs	(0.3)	(A)	8.3	1.2
Total share-based compensation expense	$22.0		$34.6	$23.5
Related income tax benefit	$7.2		$10.2	$8.0

(A)
During 2017, we concluded that a portion of the performance objectives were unachievable, and therefore reversed the life-to-date compensation cost recognized. For additional information, see Note 12: Share-Based Payments.